SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASE (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule Of Supplemental Balance Sheet Information Related To Operating Lease
Operating lease right-of-use assets	$ 51,627	$ 49,145
Right-of-use assets - accumulated amortization	(15,116)	(6,571)
Right-of-use assets, net	36,511	42,574
Operating lease liabilities – current	17,052	15,833
Operating lease liabilities – non-current	19,459	26,741
Total operating lease liabilities	$ 36,511	$ 42,574